Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Significant Accounting Policies [Abstract]
Schedule of depreciation on straight line basis over useful life of assets
	%

Laboratory equipment	15
Office furniture and equipment	6 - 33
Computers	33
Leasehold improvements	(*	)

(*)	Leasehold improvements are depreciated on a straight-line basis over the shorter of the lease term (including the extension option held by the Company and intended to be exercised) and the expected life of the improvement.

Schedule of amortization periods of the right-of-use assets
Years

Building	10
Motor vehicles	3

Schedule of effects of the initial application of the standard on the company's financial statements
	According to the previous accounting policy	The change	As presented according to IFRS 16
	NIS

As of January 1, 2019:

Non-current assets:
Right-of-use assets	-	8,084	8,084

Current liabilities:
Current maturity of lease liability	-	1,096	1,096

Non-current liabilities:
Lease liability	-	6,988	6,988

Accumulated deficit	(211,144)	-	(211,144)

Schedule of the annual financial statements
January 1, 2019
NIS

Total future minimum lease payments for non-cancellable leases as per IAS 17 according to the financial statements as of December 31, 2018	10,932

Total undiscounted lease liabilities as per IFRS 16	10,932

Effect of discount of future lease payments at the Company's incremental borrowing rate on initial date of adoption	(2,848)

Total lease liabilities resulting from initial adoption of IFRS 16 as of January 1, 2019	8,084